UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

100 Field Drive

Lake Forest, Illinois   60045

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

100 Field Drive

Lake Forest, Illinois 60045

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 76.37%

Basic Materials - 1.31%
49,200	Newmont Mining Corp.	$ 2,284,848

Consumer Discretionary - 7.42%
13,200	AutoZone, Inc. *	4,678,476
78,900	Target Corp.	4,668,513
24,100	V.F. Corp.	3,638,377
		12,985,366
Consumer Staples - 16.99%
180,450	Altria Group, Inc.	5,673,348
126,680	CVS Caremark Corp.	6,124,978
69,200	General Mills, Inc.	2,797,064
55,200	Kimberly Clark Corp.	4,660,536
209,700	Kroger Co.	5,456,394
73,700	Wal-Mart Stores, Inc.	5,028,551
		29,740,871
Energy - 8.63%
36,800	Apache Corp.	2,888,800
55,960	Chevron Corp.	6,051,514
71,300	Exxon Mobil Corp.	6,171,015
		15,111,329
Financial - 9.31%
79,640	Allstate Corp.	3,199,139
48,130	Aon Corp.	2,676,509
79,770	Travelers Co., Inc.	5,729,081
146,610	US Bancorp, Inc.	4,682,723
		16,287,452
Health Care - 16.19%
64,600	Amgen, Inc.	5,568,520
75,200	Johnson & Johnson	5,271,520
77,150	Eli Lilly & Co.	3,805,038
108,091	Merck & Co., Inc.	4,425,246
181,954	Pfizer, Inc.	4,563,279
86,780	United Healthcare Corp.	4,706,947
		28,340,550
Industrial Goods - 4.99%
61,270	3M Co.	5,688,920
47,870	Honeywell International, Inc.	3,038,309
		8,727,229
Technology - 7.43%
25,550	International Business Machines Corp.	4,894,103
215,000	Microsoft Corp.	5,742,585
70,790	Oracle Corp.	2,358,723
		12,995,411
Telecommunications - 1.24%
64,300	American Telephone & Telegraph, Inc.	2,167,553

Utilities - 2.86%
117,360	American Electric Power Co., Inc.	5,008,925

TOTAL FOR COMMON STOCKS (Cost $101,209,187) - 76.37%		$ 133,649,534

PUT OPTIONS - 0.65%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	SPDR S&P 500 ETF *
500,000	January 2013 Put @ 134.00	195,000

	SPDR S&P 500 ETF *
1,200,000	January 2013 Put @ 138.00	936,000

TOTAL FOR PUT OPTIONS (Premiums Paid $2,419,740) - 0.65%		1,131,000

SHORT TERM INVESTMENTS - 22.16%
8,792,847	Fidelity Institutional Treasury Only Money Market Fund 0.01% **	8,792,847
30,000,000	U.S. Government Treasury Bill, 05/30/2013, 0.13%	29,987,370

TOTAL FOR SHORT TERM INVESTMENTS (Cost $38,773,564) - 22.16%		38,780,217

TOTAL INVESTMENTS (Cost $142,402,491) - 99.18%		$ 173,560,751

OTHER ASSETS LESS LIABILITIES - 0.82%		1,433,056

NET ASSETS - 100.00%		$ 174,993,807

* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $142,402,491 amounted to $31,154,957, which consisted of aggregate gross unrealized appreciation of $33,747,350 and aggregate gross unrealized depreciation of $2,592,393.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$133,649,534	$0	$0	$ 133,649,534
Put Options	$1,131,000	$0	$0	$ 1,131,000
Short Term Investments:
U.S. Treasury Bill	$29,987,370	$0	$0	$29,987,370
Fidelity Institutional Treasury	$8,792,847	$0	$0	$8,792,847
Total	$173,560,751	$0	$0	$ 173,560,751

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 40.44%

Consumer Discretionary - 0.96%
22,520	Panasonic Corp. ADR	$ 136,696

Consumer Staples - 12.42%
3,965	Diageo Plc. ADR	462,240
4,630	Fomento Economico Mexicano S.A. ADR	466,241
4,950	Imperial Tobacco Group Plc. ADR	383,576
11,900	Unilever Plc. ADR	460,768
		1,772,825
Energy - 3.63%
4,990	Royal Dutch Shell Plc. ADR	344,061
6,960	Statoil ASA ADR	174,278
		518,339
Financial Services - 3.64%
4,120	HSBC Holdings Plc. ADR	218,648
5,920	Prudential Plc. ADR	169,016
1,570	Toronto Dominion Bank (Canada)	132,398
		520,062
Health Care - 7.08%
7,380	Astraseneca Plc. ADR	348,853
6,775	Novartis AG ADR	428,857
6,220	Teva Pharmaceutical Industries Ltd. ADR	232,255
		1,009,965
Industrial Goods - 2.06%
2,690	Siemens AG ADR	294,474

Materials - 0.98%
2,670	Agnico-Eagle Mines Ltd. (Canada)	140,068

Technology - 3.11%
29,705	Nokia Corp. ADR	117,335
4,060	SAP Aktiensesell ADR	326,343
		443,678
Telecommunications - 3.80%
14,370	Nippon Telegraph & Telephone Corp. ADR	302,201
9,520	Vodafone Group Plc. ADR	239,809
		542,010
Utilities - 2.76%
6,870	National Grid Plc. ADR	394,613

TOTAL FOR COMMON STOCKS (Cost $4,846,140) - 40.44%		$ 5,772,730

SHORT TERM INVESTMENTS - 59.59%
8,505,931	Fidelity Institutional Treasury 0.01%** (Cost $8,505,931)	8,505,931

TOTAL INVESTMENTS (Cost $13,352,071) - 100.03%		$ 14,278,661

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.03)%		(3,611)

NET ASSETS - 100.00%		$ 14,275,050

** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
ADR - American Depository Receipts.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,352,071 amounted to $926,590, which consisted of aggregate gross unrealized appreciation of $1,302,952 and aggregate gross unrealized depreciation of $376,362.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,772,730	$0	$0	$5,772,730
Cash Equivalents	$8,505,931	$0	$0	$8,505,931
Total	$14,278,661	$0	$0	$14,278,661

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 21, 2013